Expense Example (Lifecycle 2025 Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Lifecycle 2025 Trust
Expense Example:
Year 1	$ 97
Year 3	303
Year 5	525
Year 10	1,166
Series II, Lifecycle 2025 Trust
Expense Example:
Year 1	117
Year 3	365
Year 5	633
Year 10	1,398
Series NAV, Lifecycle 2025 Trust
Expense Example:
Year 1	92
Year 3	287
Year 5	498
Year 10	$ 1,108